Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated February 9, 2017

to the Prospectus Dated January 31, 2017

SPDR S&P International Dividend Currency Hedged ETF

SPDR S&P Emerging Markets Dividend ETF

SPDR S&P International Dividend ETF

The following changes are effective February 13, 2017:

•	The third paragraph of the SPDR S&P International Dividend Currency Hedged ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 25 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding international common stocks. The selection universe for the Index is the S&P Global ex U.S. BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $500 million and (ii) three-month median daily value traded of at least $5 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum emerging market exposure of 15%; (iii) maximum single stock weight of 3%; (iv) maximum combined trust exposure (including real estate investment trusts) of 10%; and (v) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $1 billion.

The Fund’s investments will be denominated in foreign currencies, thereby potentially subjecting the Fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Index applies a methodology to effectively create a “hedge” against such fluctuations by employing a one-month forward rate against the total value of the non-U.S. denominated securities included in the Index. The hedge is reset on a monthly basis. The Index is expected to have higher returns than an equivalent unhedged investment when the component currencies are weakening relative to the U.S. dollar. Conversely, the Index is expected to have lower returns than an equivalent unhedged investment when the component currencies are rising relative to the U.S. dollar.

•	The third paragraph of the SPDR S&P Emerging Markets Dividend ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 65 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding emerging market common stocks. The selection universe for the Index is the S&P Emerging BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $300 million and (ii) three-month median daily value traded of at least $1 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date : (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents.    The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum single stock weight of 3%; (iii) maximum combined trust exposure (including real estate investment trusts) of 10%; and (iv) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $750 million. As of November 30, 2016, a significant portion of the Index comprised companies in the technology, financial and telecommunications sectors, although this may change from time to time. As of November 30, 2016, countries represented in the Fund included Brazil, Chile, China, the Czech Republic, Hong Kong, India, Indonesia, Malaysia, Mexico, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of November 30, 2016, a significant portion of the Fund comprised companies located in Taiwan and South Africa, although this may change from time to time. As of November 30, 2016, the Index comprised 101 securities.

•	The third paragraph of the SPDR S&P International Dividend ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 159 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding international common stocks. The selection universe for the Index is the S&P Global ex U.S. BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $500 million and (ii) three-month median daily value traded of at least $5 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum emerging market exposure of 15%; (iii) maximum single stock weight of 3%; (iv) maximum combined trust exposure (including real estate investment trusts) of 10%; and (v) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $1 billion. As of November 30, 2016, a significant portion of the Index comprised companies in the energy, financial and utilities sectors, although this may change from time to time. As of November 30, 2016, countries represented in the Fund included Australia, Belgium, Brazil, Canada, China, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, the Netherlands, New Zealand, Norway, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of November 30, 2016, a significant portion of the Fund comprised companies located in Australia and Europe, although this may change from time to time. As of November 30, 2016, the Index comprised 102 securities.

SPDR S&P International Dividend Currency Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated February 9, 2017

to the Prospectus Dated January 31, 2017

SPDR S&P International Dividend Currency Hedged ETF

The following changes are effective February 13, 2017:

•	The third paragraph of the SPDR S&P International Dividend Currency Hedged ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 25 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding international common stocks. The selection universe for the Index is the S&P Global ex U.S. BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $500 million and (ii) three-month median daily value traded of at least $5 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum emerging market exposure of 15%; (iii) maximum single stock weight of 3%; (iv) maximum combined trust exposure (including real estate investment trusts) of 10%; and (v) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $1 billion.

The Fund’s investments will be denominated in foreign currencies, thereby potentially subjecting the Fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Index applies a methodology to effectively create a “hedge” against such fluctuations by employing a one-month forward rate against the total value of the non-U.S. denominated securities included in the Index. The hedge is reset on a monthly basis. The Index is expected to have higher returns than an equivalent unhedged investment when the component currencies are weakening relative to the U.S. dollar. Conversely, the Index is expected to have lower returns than an equivalent unhedged investment when the component currencies are rising relative to the U.S. dollar.

SPDR(R) S&P(R) Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated February 9, 2017

to the Prospectus Dated January 31, 2017

SPDR S&P Emerging Markets Dividend ETF

The following changes are effective February 13, 2017:

•	The third paragraph of the SPDR S&P Emerging Markets Dividend ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 65 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding emerging market common stocks. The selection universe for the Index is the S&P Emerging BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $300 million and (ii) three-month median daily value traded of at least $1 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date : (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents.    The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum single stock weight of 3%; (iii) maximum combined trust exposure (including real estate investment trusts) of 10%; and (iv) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $750 million. As of November 30, 2016, a significant portion of the Index comprised companies in the technology, financial and telecommunications sectors, although this may change from time to time. As of November 30, 2016, countries represented in the Fund included Brazil, Chile, China, the Czech Republic, Hong Kong, India, Indonesia, Malaysia, Mexico, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of November 30, 2016, a significant portion of the Fund comprised companies located in Taiwan and South Africa, although this may change from time to time. As of November 30, 2016, the Index comprised 101 securities.

SPDR (R) S&P (R) International Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sisf_SupplementTextBlock

SPDR® Index Shares Funds

Supplement Dated February 9, 2017

to the Prospectus Dated January 31, 2017

SPDR S&P International Dividend ETF

The following changes are effective February 13, 2017:

•	The third paragraph of the SPDR S&P International Dividend ETF’s “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 159 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of 100 high-yielding international common stocks. The selection universe for the Index is the S&P Global ex U.S. BMI (Broad Market Index). To be added to the Index, a company’s stock must meet the following investability criteria as of the last trading date of June (the “reconstitution reference date”): (i) float-adjusted market capitalization of at least $500 million and (ii) three-month median daily value traded of at least $5 million. Additionally, a company’s stock must meet the following stability criteria as of the reconstitution reference date: (i) trailing twelve-month positive earnings per share; (ii) trailing three years of stable or increasing dividend growth; (iii) a dividend coverage ratio greater than 100% (defined as Funds From Operations Per Share divided by Dividend-Per-Share); and (iv) dividend yield greater than the median dividend yield of the remaining universe of stocks that have passed all other investability and stability criteria. Stocks are then ranked by risk-adjusted yield, which is calculated by dividing the dividend yield by the volatility of the monthly dividend yields over the preceding thirty six months as of the reconstitution reference date. The top 80 stocks ranked by risk-adjusted yield are automatically selected for inclusion in the Index. All stocks that are current constituents that fall within the top 120 ranking are chosen by order of rank. If there are still fewer than 100 constituents, the remaining stocks are selected based on rank until 100 stocks are selected.

The Index is weighted based on trailing twelve-month dividend yield. The Index is reconstituted after the U.S. market close on the last trading day of July. The Index undergoes a secondary annual review, effective after the close of trading on the last business day in January, to remove any constituents that have eliminated their dividend as of the last business day in the preceding December, and to perform a full reweighting of constituents. The Index is subject to the following limits at rebalancing: (i) maximum single country or sector weight of 25%; (ii) maximum emerging market exposure of 15%; (iii) maximum single stock weight of 3%; (iv) maximum combined trust exposure (including real estate investment trusts) of 10%; and (v) the minimum portfolio size that can be turned over in a single day (based on its three month median daily value traded) is $1 billion. As of November 30, 2016, a significant portion of the Index comprised companies in the energy, financial and utilities sectors, although this may change from time to time. As of November 30, 2016, countries represented in the Fund included Australia, Belgium, Brazil, Canada, China, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, the Netherlands, New Zealand, Norway, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand, Turkey and the United Kingdom. As of November 30, 2016, a significant portion of the Fund comprised companies located in Australia and Europe, although this may change from time to time. As of November 30, 2016, the Index comprised 102 securities.